Earnings per Share (Schedule of Number of Ordinary Shares) (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Weighted Average number of shares used in calculation of basic/diluted earnings per share	52,713	53,360	53,885